Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Schedule of Major Components of Income Tax Expense	The major components of income tax expense for the years ended December 31, 2023, 2022 and 2021 are:
	2023	2022	2021
	USD	USD	USD
Consolidated statement of comprehensive income
Current income tax:
Current income tax charge	654,991	892,937	343,275

Deferred income tax
Relating to origination and reversal of temporary differences	-	-	(3,272)
Income tax expense reported in the consolidated statement of comprehensive income	654,991	892,937	340,003

Schedule of Deferred Tax Assets / (Liabilities) Relates
	Consolidated statement of financial position		Consolidated statement of comprehensive income
	2023	2022	2023	2022
	USD	USD	USD	USD

Provisions	-	-	-	-
Accelerated depreciation for tax purposes	1,384	1,384	-	-
Losses available for offsetting against future taxable income	-	-		-
			-
Deferred tax expense / (benefit)
Deferred tax assets / (liabilities)	1,384	1,384	-	-